UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1)

EXCHANGE LISTED FUNDS TRUST

Asian Growth Cubs ETF (CUBS)

Annual Report

April 30, 2022

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2022

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.dawnglobal.com. Please read the Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

Asian Growth Cubs ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Asian Growth CUBS ETF (the “Fund”). The information presented in this report relates to the operations of the Fund for the fiscal period June 17, 2021 (commencement of operations) through April 30, 2022.

The Fund is an actively managed, thematic exchange-traded fund that seeks to provide long-term growth of capital. The Fund mainly invests in publicly listed companies in five high-population, fast-growing yet historically difficult to access Asian equity markets spanning over 860 million people: Bangladesh, Indonesia, Pakistan, The Philippines, and Vietnam.

Since inception, the Fund broadly outperformed these five markets Outperformance was due to the Fund’s active management approach, combining quantitative top-down company screening with an ESG filter, followed by qualitative bottom-up analysis. The Fund offers true emerging Asia market diversification with zero exposure to China, India and Taiwan, which furthermore explains its significant outperformance relative to the MSCI Emerging Markets Index (-19.90%). The International Monetary Fund continues to forecast higher growth for the five Asian economies in which the Fund invests relative to emerging markets in general.

The Fund had negative performance during the fiscal period ended April 30, 2022. The market price for the Fund decreased 3.82% and the NAV decreased 3.71%, while the MSCI Frontier Markets Index, a broad representation of frontier markets, decreased 5.93% over the same period.

The Fund commenced operations on June 17th, 2021 and had 510,000 shares outstanding as of April 30, 2022. We appreciate your investment in the Asian Growth CUBS ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Asian Growth Cubs ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2022	Expense Ratio*
			Gross	Net
Asian Growth Cubs ETF (Net Asset Value)	6/17/2021	-3.71%	1.09%	0.99%
Asian Growth Cubs ETF (Market Price)		-3.82%
MSCI Emerging Markets Index		-19.90%
MSCI Frontier Markets Index		-5.93%

*   Reflects the expense ratio (inclusive of 0.10% of acquired fund fees and expenses) as reported in the Prospectus dated June 21, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.dawnglobal.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The MSCI Emerging Markets Index is a selection of stocks that is designed to track the financial performance of key companies in fast-growing nations. It is one of a number of indexes created by MSCI Inc., formerly Morgan Stanley Capital International.

The MSCI Frontier Markets Index captures large and mid cap representation across 28 Frontier Markets (FM) countries. The index includes 91 constituents, covering about 85% of the free float-adjusted market capitalization in each country.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) – The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Asian Growth Cubs ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
COMMON STOCKS — 86.6%
BANGLADESH — 16.2%
Bangladesh Submarine Cable Co. Ltd.	99,323	$253,549
Beacon Pharmaceuticals Ltd.	93,043	284,957
Beximco Pharmaceuticals Ltd.	114,705	219,248
BRAC Bank Ltd.	421,693	223,762
GrameenPhone Ltd.	64,647	238,558
Renata Ltd.	17,265	271,253
Robi Axiata Ltd.	577,346	215,780
Square Pharmaceuticals Ltd.	104,340	271,412
		1,978,519
INDONESIA — 35.7%
Bank Central Asia TBK PT	492,800	276,195
Bank Neo Commerce TBK PT*	1,418,700	163,918
Bukalapak.Com PT TBK*	7,987,400	210,470
Elang Mahkota Teknologi TBK PT*	1,526,300	314,799
Kalbe Farma TBK PT	2,278,000	257,703
M Cash Integrasi PT*	380,800	345,418
Media Nusantara Citra TBK PT	4,435,300	307,476
Medikaloka Hermina TBK PT	3,474,700	335,558
Mitra Adiperkasa TBK PT*	3,698,900	229,634
Mitra Keluarga Karyasehat TBK PT	1,690,600	295,042
Prodia Widyahusada TBK PT	415,000	197,524
Sarana Menara Nusantara TBK PT	3,523,400	245,474
Siloam International Hospitals TBK PT	3,466,400	248,676
Sumber Alfaria Trijaya TBK PT	2,188,100	258,098
Surya Citra Media TBK PT*	12,401,400	217,283
Telkom Indonesia Persero TBK PT	693,500	221,009
Unilever Indonesia TBK PT	893,400	239,727
		4,364,004
PAKISTAN — 5.8%
Lucky Cement Ltd.*	67,344	205,483
Meezan Bank Ltd.	340,396	256,832
Systems Ltd.	115,000	239,900
		702,215
PHILIPPINES — 14.7%
AC Energy Corp.	1,347,700	186,388
Ayala Corp.	16,280	229,988
Ayala Land, Inc.	398,500	244,650
Bank of the Philippine Islands	145,810	265,058
Converge Information and Communications Technology Solutions, Inc.*	433,000	238,874
	Number of Shares	Value
COMMON STOCKS (Continued)
PHILIPPINES (Continued)
First Gen Corp.	491,400	$219,320
Globe Telecom, Inc.	4,125	179,365
Megaworld Corp.	4,351,000	238,365
		1,802,008
SINGAPORE — 1.9%
Grab Holdings Ltd., Class A*	38,473	113,495
Sea Ltd., ADR*	1,400	115,864
		229,359
VIETNAM — 12.3%
Khang Dien House Trading and Investment JSC*	105,400	219,856
Masan Group Corp.	46,440	234,591
Saigon Beer Alcohol Beverage Corp.	39,000	275,302
Viet Capital Securities JSC	82,800	151,620
Vietnam Dairy Products JSC	70,000	226,185
Vingroup JSC*	58,349	203,276
Vinhomes JSC(a)	69,850	197,716
		1,508,546
TOTAL COMMON STOCKS (Cost $11,445,082)		10,584,651

EXCHANGE-TRADED FUNDS — 13.3%
EQUITY — 13.3%
DCVFMVN Diamond ETF*	1,292,500	1,623,822
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,445,090)		1,623,822
TOTAL INVESTMENTS — 99.9% (Cost $12,890,172)		12,208,473
Other Assets in Excess of Liabilities — 0.1%		18,710
TOTAL NET ASSETS — 100.0%		$12,227,183

*   Non-income producing security.

(a)  Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $197,716, which represents 1.6% of net assets as of April 30, 2022.

ADR	: American Depositary Receipt
JSC	: Joint Stock Company

See accompanying Notes to Financial Statements.

Asian Growth Cubs ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	21.0%
Consumer Discretionary	3.6%
Consumer Staples	10.1%
Financials	10.9%
Health Care	19.4%
Industrials	2.8%
Information Technology	4.8%
Materials	1.7%
Real Estate	9.0%
Utilities	3.3%
Total Common Stocks	86.6%
Exchange-Traded Funds
Equity	13.3%
Total Exchange-Traded Funds	13.3%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	April 30, 2022
Asian Growth Cubs ETF
Assets:
Investments, at value	$12,208,473
Foreign currency, at value	1,864
Dividends receivable	15,279
Receivable from Adviser	2,234
Total Assets	12,227,850

Liabilities:
Due to custodian	667
Total Liabilities	667

Net Assets	$12,227,183

Net Assets Consist of:
Paid-in capital	$13,315,522
Distributable earnings (loss)	(1,088,339)
Net Assets	$12,227,183

Net Assets	$12,227,183
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	510,000
Net Asset Value, Offering and Redemption Price Per Share	$23.97
Investments, at cost	$12,890,172
Foreign currency, at cost	$1,870

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS
Asian Growth Cubs ETF
For the period June 17, 2021(1) to April 30, 2022
Investment Income:
Dividends*	$124,199
Total Investment Income	124,199

Expenses:
Advisory fees	99,679
Total Expenses	99,679
Less fees waived:
Waiver	(12,460)
Net Expenses	87,219
Net Investment Income (Loss)	36,980

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(244,973)
Foreign currency transactions	(58,854)
Net realized gain (loss)	(303,827)
Net change in unrealized appreciation (depreciation) on:
Investments	(681,699)
Foreign currency translations	(104)
Net change in unrealized appreciation (depreciation)	(681,803)
Net realized and unrealized gain (loss)	(985,630)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(948,650)
* Net of foreign withholding taxes	$25,941

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF CHANGES IN NET ASSETS
Asian Growth Cubs ETF
For the period June 17, 2021(1) to April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$36,980
Net realized gain (loss)	(303,827)
Change in net unrealized appreciation (depreciation)	(681,803)
Net Increase (Decrease) in Net Assets Resulting from Operations	(948,650)

Distributions to Shareholders	(139,689)

Capital Transactions:
Proceeds from shares issued	13,315,522
Cost of shares redeemed	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	13,315,522
Total Increase (Decrease) in Net Assets	12,227,183

Net Assets:
Beginning of period	—
End of period	$12,227,183

Change in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares issued	510,000
Shares redeemed	—
Shares outstanding, end of period	510,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Asian Growth Cubs ETF Selected Per Share Data	For the period June 17, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$25.15
Investment Activities
Net investment income (loss)(2)	0.08
Net realized and unrealized gain (loss)	(0.99)
Total from investment activities	(0.91)
Distributions to shareholders from:
Net investment income	(0.27)
Total distributions	(0.27)
Net Asset Value, end of period	$23.97
Total Return (%)	(3.71	)(3)
Total Return at Market Price (%)	(3.82	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)	0.99	(4)
Expenses after fee waiver (%)	0.87	(4)
Net investment income (loss) (%)	0.37	(4)
Supplemental Data
Net Assets at end of period (000’s)	$12,227
Portfolio turnover (%)(5)	38	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2022

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the Asian Growth Cubs ETF (the “Fund”).

The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective.

The Fund’s investment objective is to seek to provide long-term growth and seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Asian issuers. The Fund commenced operations on June 17, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 – Quoted prices in active markets for identical assets.

•  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of April 30, 2022 for the Fund based upon the three levels defined above:

Asian Growth Cubs ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$10,584,651	$—	$—	$10,584,651
Exchange-Traded Funds(a)	1,623,822	—	—	1,623,822
Total	$12,208,473	$—	$—	$12,208,473

(a)  See Schedule of Investments for additional detailed categorizations.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. When a security has been identified as defaulted, the income accrued for that security is written off and the security stops accruing interest or amortization/accretion. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses are recorded as an adjustment to interest income in the Statement of Operations. Dividend and Interest Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2022, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual maximum rate of 0.99% of average daily net assets of the Fund subject to a breakpoint schedule.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an agreement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the obligation of the Adviser to pay, or cause to be paid, all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses but including acquired fund fees and expenses) from exceeding 0.99% of the Fund’s average daily net assets through at least June 20, 2022. The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. For the purposes of calculating the waiver, the Adviser uses estimates of acquired fund fees and expenses. For the period ended April 30, 2022, the Adviser waived expenses of the Fund in the amount of $12,460.

Dawn Global Management Limited, operating as Dawn Global is the Fund’s sponsor (the “Sponsor”). The Sponsor provides marketing support for the Fund including, but not limited to, distributing the Fund’s materials and providing the Fund with access to and the use of the Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the strategy and the opportunities of investing in emerging and frontier growth markets. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

Waived fees are not recoupable in the future periods.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Fund with Dawn Global Limited (the “Sub-Adviser”), an affiliate of the sponsor effective February 1, 2022. Prior to February 1, 2022, Kingsway Capital Partners Limited served as Sub-Adviser of the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises, and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board. The Adviser pays a fee to the Sub-Adviser out of the fee the Adviser receives from the Fund, which is calculated daily and paid monthly at an annual rate of 0.88% on the first $1 billion of the Fund’s average daily net assets, 0.885% on the next $2 billion, and 0.895% on assets above $3 billion. Prior to February 1, 2022, the Adviser paid a fee to the Sub-Adviser out of the fee the Adviser received from the Fund, which was calculated daily and paid monthly at an annual rate of 0.88% of the Fund’s average daily net assets.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2022 were as follows:

Fund	Purchases	Sales
Asian Growth Cubs ETF	$16,720,658	$4,322,495

Purchases and sales of in-kind transactions for the period ended April 30, 2022 were as follows:

Fund	Purchases	Sales
Asian Growth Cubs ETF	$729,770	$—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing Shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such Shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $2,700, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $2,700, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and Fund may lose money.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, sanctions, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Note 7 – Federal Income Taxes

The tax character of the distributions paid during the tax period ended April 30, 2022 as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Asian Growth Cubs ETF	$139,689	$—	$139,689

As of the tax period ended April 30, 2022, the components of Distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Asian Growth Cubs ETF	$24,576	$(252,379)	$—	$(860,536)	$(1,088,339)

At April 30, 2022, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Asian Growth Cubs ETF	$13,068,905	$899,827	$(1,760,259)	$(860,432)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and adjustments for passive foreign investment companies.

For the period ended April 30, 2022 the Fund did not have any “book/tax” differences that were permanent in nature.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2022

As of the tax period ended April 30, 2022, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Asian Growth Cubs ETF	$252,379	$—

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	April 30, 2022

To the Shareholders of Asian Growth Cubs ETF and

Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Asian Growth Cubs ETF (the “Fund”), a series of Exchange Listed Funds Trust, as of April 30, 2022, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period from June 17, 2021 (commencement of operations) through April 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations, the changes in net assets, and the financial highlights for the period from June 17, 2021 (commencement of operations) through April 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 29, 2022

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During Period(1)
Asian Growth Cubs ETF
Actual Performance	$1,000.00	$898.60	0.86%	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	0.86%	$4.31

(1)  Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	April 30, 2022 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Fund on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2022 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is adequately designed to assess and manage the Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF SUB-ADVISORY AGREEMENT	April 30, 2022 (Unaudited)

At a meeting held on January 25, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved a sub-advisory agreement (the “Agreement”) between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and Dawn Global Management Limited (“Dawn Global”) with respect to the Asian Growth Cubs ETF (the “Fund”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, at the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreement, the Board took into consideration (i) the nature, extent and quality of the services to be provided by Dawn Global to the Fund; (ii) Dawn Global’s expected cost and profits to be realized from providing such services, including any fall-out benefits expected to be enjoyed by Dawn Global or its affiliates; (iii) comparative fee and expense data; (iv) the extent to which the sub-advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (v) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services to be Provided

With respect to the nature, extent, and quality of the services to be provided to the Fund, the Board considered the investment strategies for the Fund and Dawn Global’s experience with such strategies. The Board considered Dawn Global’s specific responsibilities in all aspects of day-to-day management of the Fund, noting that such responsibilities would include making investment decisions for the Fund and continuously reviewing and administering the Fund’s investment program, subject to the supervision of ETC and oversight of the Board. The Board considered the qualifications, experience, and responsibilities of Dawn Global’s investment personnel, the quality of Dawn Global’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that Dawn Global has appropriate compliance policies and procedures in place. The Board noted that it had been provided with Dawn Global’s registration form on Form ADV as well as Dawn Global’s responses to a detailed series of questions, which included a description of Dawn Global’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by Dawn Global.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF SUB-ADVISORY AGREEMENT (Concluded)	April 30, 2022 (Unaudited)

Performance

In connection with the assessment of Dawn Global’s ability to perform its duties under the Agreement, the Board considered the sufficiency of Dawn Global’s resources and reviewed Dawn Global’s overall investment experience, including the investment experience of Maurits Pot in his role as portfolio manager for the Fund on behalf of Kingsway.

Cost of Advisory Services and Profitability

The Board reviewed the proposed sub-advisory fee to be paid by ETC to Dawn Global for its services to the Fund, noting that the fee is the same under the Agreement with Dawn Global as it is under the sub-advisory agreement with Kingsway at the Fund’s current asset level. The Board further noted that under the Agreement Dawn Global would receive a higher fee should the Fund’s assets increase to certain levels; however, the Fund’s aggregate advisory fee would not increase. The Board took into consideration that the Fund pays an advisory fee structured as a “unified fee” to ETC, meaning that the Fund pays no expenses, other than certain excluded expenses, and that the sub-advisory fee to be paid to Dawn Global is to be paid out of ETC’s unified fee and represents an arm’s-length negotiation between ETC and Dawn Global. The Board considered the costs and expenses to be incurred by Dawn Global in providing sub-advisory services and evaluated the compensation and benefits to be received by Dawn Global from its relationship with the Fund. In light of this information, the Board concluded that the sub-advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale

The Board considered the potential for economies of scale as Fund assets grow, noting the proposed breakpoints with respect to ETC’s advisory fee. The Board concluded that no significant economies of scale had been achieved to date, and noted that it would have an opportunity to evaluate the extent to which economies of scale are being shared in the future.

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the proposed Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the proposed Agreement was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2022 (Unaudited)

Tax Information

For the period ended April 30, 2022, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
Asian Growth Cubs ETF	69.56%

For the period ended April 30, 2022, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
Asian Growth Cubs ETF	0.00%

For the period ended April 30, 2022, the Fund listed below intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income (excluding any amortization/accretion of premium/discount) and foreign taxes paid were as follows:

Fund	Foreign Taxes Paid	Gross Foreign Income
Asian Growth Cubs ETF	$25,941	$150,097

Premium/Discount information

Information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found on the Fund’s website at www.dawnglobal.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2022 (Unaudited)

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free (833) 833-3177 or at www.dawnglobal.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee During the Past 5 Years
Interested Trustee
Richard Hogan (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2002); Secretary, Exchange Traded Concepts Trust (since 2011); Managing Member, Yorkville ETF Advisors (2011 to 2016).	18	Board Member, Peconic Land Trust of Suffolk County, NY.
Independent Trustees
Timothy J. Jacoby (1952)	Trustee	Since 2014	None.	39

Independent Trustee, Bridge Builder Trust (since 2022) (15 portfolios); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	39	None.
Stuart Strauss(3) (1953)	Trustee	Since 2022	Partner, Dechert LLP (2009 to 2020).	39	None.

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

(3)  Mr. Strauss was elected as an Independent Trustee effective January 24, 2022.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2022 (Unaudited)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); and President, Exchange Traded Concepts Trust (since 2011).

Richard Hogan (1961)	Trustee and Secretary	Since 2012

Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Secretary, Exchange Traded Concepts Trust (since 2011); Board Member, Peconic Land Trust (2012 to 2016); Managing Member, Yorkville ETF Advisors (2011 to 2016).

Christopher W. Roleke (1972)	Treasurer	Since 2012	Controller, Exchange Traded Concepts, LLC (Since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
James J. Baker Jr. (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012 to 2016); Vice President, Goldman Sachs (2000 to 2011).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021); Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds (2015 to 2017).

(1)  Each officer serves at the pleasure of the Board.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser:

Dawn Global Limited
2nd floor, the Le Gallais Building
54 Bath Street
St. Helier, JE1 1FW, Jersey

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s SAI, which is available without charge by visiting the Fund’s website at www.dawnglobal.com or the SEC’s website at www.sec.gov or by calling toll free (833) 833-3177.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free (833) 833-3177 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.dawnglobal.com

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 13(a)(1).

(b)	During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees:

2022
$15,225

Audit fees, paid to Cohen & Company, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2022
$-

(c) Tax Fees:

2022
$3,500

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen & Company, Ltd.

(d) All Other Fees:

2022
$-

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2022
0%

(f)	Not applicable.

(g)

2022
$3,500

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	06/21/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ J. Garrett Stevens
By (Signature and Title)	J. Garrett Stevens
President and Principal Executive Officer

Date:	06/21/2022

/s/ Christopher W. Roleke
By (Signature and Title)	Christopher W. Roleke
Principal Financial Officer

Date:	06/21/2022